Offerings	Apr. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.5% Notes due 2056
Amount Registered | shares	977,500,000
Maximum Aggregate Offering Price	$ 977,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 134,992.75
Rule 457(f)	true
Amount of Securities Received | shares	977,500,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 977,500,000.00
Fee Note MAOP	$ 977,500,000.00
Offering Note	(1) Represents the aggregate principal amount of each series of notes to be issued in the exchange offers to which this registration statement relates. (2) Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee. (3) Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.75% Notes due 2057
Amount Registered | shares	660,000,000
Maximum Aggregate Offering Price	$ 660,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 91,146.00
Rule 457(f)	true
Amount of Securities Received | shares	660,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 660,000,000.00
Fee Note MAOP	$ 660,000,000.00
Offering Note	(1) Represents the aggregate principal amount of each series of notes to be issued in the exchange offers to which this registration statement relates. (2) Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee. (3) Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the 6.5% Notes due 2056
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Represents the aggregate principal amount of each series of notes to be issued in the exchange offers to which this registration statement relates. (2) Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee. (3) Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the 6.75% Notes due 2057
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Represents the aggregate principal amount of each series of notes to be issued in the exchange offers to which this registration statement relates. (2) Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee. (3) Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.